Offerings	Nov. 13, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	Pursuant to Instruction 2.A(iii)(c) of Item 16(b) of Form S-3, this information is not required to be included. An indeterminate aggregate initial offering price or number or amount of the securities of each identified class is being registered as may from time to time be offered under this registration statement at indeterminate prices, along with an indeterminate number or amount of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold under this registration statement. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities. In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of all registration fees other than the registration fee due in connection with $200,000,000 of shares of common stock that may be issued and sold from time to time under the sales agreement prospectus included in this registration statement. Any subsequent registration fees will be paid on a pay-as-you-go basis.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Fee Rate	0.01381%
Offering Note	Pursuant to Instruction 2.A(iii)(c) of Item 16(b) of Form S-3, this information is not required to be included. An indeterminate aggregate initial offering price or number or amount of the securities of each identified class is being registered as may from time to time be offered under this registration statement at indeterminate prices, along with an indeterminate number or amount of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold under this registration statement. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities. In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of all registration fees other than the registration fee due in connection with $200,000,000 of shares of common stock that may be issued and sold from time to time under the sales agreement prospectus included in this registration statement. Any subsequent registration fees will be paid on a pay-as-you-go basis.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.001 par value per share
Fee Rate	0.01381%
Offering Note	Pursuant to Instruction 2.A(iii)(c) of Item 16(b) of Form S-3, this information is not required to be included. An indeterminate aggregate initial offering price or number or amount of the securities of each identified class is being registered as may from time to time be offered under this registration statement at indeterminate prices, along with an indeterminate number or amount of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold under this registration statement. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities. In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of all registration fees other than the registration fee due in connection with $200,000,000 of shares of common stock that may be issued and sold from time to time under the sales agreement prospectus included in this registration statement. Any subsequent registration fees will be paid on a pay-as-you-go basis.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	(a) Pursuant to Instruction 2.A(iii)(c) of Item 16(b) of Form S-3, this information is not required to be included. An indeterminate aggregate initial offering price or number or amount of the securities of each identified class is being registered as may from time to time be offered under this registration statement at indeterminate prices, along with an indeterminate number or amount of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold under this registration statement. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities. In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of all registration fees other than the registration fee due in connection with $200,000,000 of shares of common stock that may be issued and sold from time to time under the sales agreement prospectus included in this registration statement. Any subsequent registration fees will be paid on a pay-as-you-go basis. (b) Units may be issued under a unit agreement and will represent an interest in one or more securities registered under this registration statement including shares of common stock or preferred stock, debt securities or warrants, in any combination, which may or may not be separable from one another.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	Pursuant to Instruction 2.A(iii)(c) of Item 16(b) of Form S-3, this information is not required to be included. An indeterminate aggregate initial offering price or number or amount of the securities of each identified class is being registered as may from time to time be offered under this registration statement at indeterminate prices, along with an indeterminate number or amount of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold under this registration statement. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities. In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of all registration fees other than the registration fee due in connection with $200,000,000 of shares of common stock that may be issued and sold from time to time under the sales agreement prospectus included in this registration statement. Any subsequent registration fees will be paid on a pay-as-you-go basis.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	200,000,000
Maximum Aggregate Offering Price	$ 200,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 27,620.00